Other Balance Sheets Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, net:
Property and equipment, gross	$ 542,007	$ 449,530
Accumulated depreciation	(259,565)	(234,496)
Property and equipment, net	282,442	215,034
Office building
Property and equipment, net:
Property and equipment, gross	193,546	185,478
Office building related facilities
Property and equipment, net:
Property and equipment, gross	3,253	3,118
Computers and equipment
Property and equipment, net:
Property and equipment, gross	246,067	221,600
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	66,726	12,896
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	11,375	7,701
Others
Property and equipment, net:
Property and equipment, gross	$ 21,040	$ 18,737